Inventory (Tables)	6 Months Ended
Jun. 30, 2020
Inventory [Abstract]
Schedule of inventory
	June 30,	December 31,
	2020	2019
	Unaudited	Audited
	USD in thousands
Current assets:
Raw materials and supplies	609	24
Work in progress	647	316
Finished goods	608	584
Provision for impairment	(625)	(24)
	1,239	900

Non-current assets:
Raw materials and supplies	-	589
Finished goods	-	12
Provision for impairment of raw materials and supplies	-	(601)
	-	-